REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
Schedule of redeemable non-controlling interests
	Year ended December 31,
	2021	2020	2019

Balance, beginning of period	$8,647	$2,041	$-
Investment by redeemable non-controlling interest	-	2,330	2,237
Net loss attributable to redeemable non-controlling interest	(1,169)	(1,311)	(696)
Adjustment to redeemable non-controlling interest	16,689	5,487	475
Foreign currency translation	(266)	100	25
Balance, end of period	$23,901	$8,647	$2,041